UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS Short Duration Fund

Class A: PPIAX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.73%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.64% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces the Bloomberg 1-3 Year Government/Credit Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
$12,004
$11,963
$11,772
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$9,775	$10,000	$10,000
'14	$9,773	$10,098	$10,028
'14	$9,772	$10,170	$10,043
'14	$9,705	$10,179	$10,017
'15	$9,693	$10,393	$10,069
'15	$9,735	$10,295	$10,053
'15	$9,733	$10,343	$10,076
'15	$9,764	$10,306	$10,084
'15	$9,784	$10,281	$10,093
'15	$9,793	$10,169	$10,089
'15	$9,781	$10,240	$10,095
'15	$9,757	$10,225	$10,089
'15	$9,723	$10,294	$10,119
'15	$9,743	$10,296	$10,116
'15	$9,719	$10,269	$10,096
'15	$9,684	$10,235	$10,083
'16	$9,638	$10,376	$10,135
'16	$9,626	$10,450	$10,144
'16	$9,713	$10,546	$10,181
'16	$9,767	$10,586	$10,195
'16	$9,777	$10,589	$10,188
'16	$9,832	$10,779	$10,249
'16	$9,841	$10,847	$10,251
'16	$9,862	$10,835	$10,240
'16	$9,883	$10,829	$10,252
'16	$9,882	$10,746	$10,248
'16	$9,847	$10,492	$10,206
'16	$9,868	$10,506	$10,212
'17	$9,901	$10,527	$10,231
'17	$9,935	$10,598	$10,248
'17	$9,957	$10,592	$10,253
'17	$9,980	$10,674	$10,272
'17	$10,002	$10,756	$10,289
'17	$10,023	$10,745	$10,285
'17	$10,056	$10,792	$10,312
'17	$10,065	$10,888	$10,332
'17	$10,086	$10,836	$10,320
'17	$10,095	$10,843	$10,317
'17	$10,080	$10,829	$10,295
'17	$10,089	$10,879	$10,298
'18	$10,097	$10,753	$10,271
'18	$10,059	$10,651	$10,261
'18	$10,068	$10,720	$10,278
'18	$10,077	$10,640	$10,267
'18	$10,086	$10,716	$10,305
'18	$10,083	$10,703	$10,306
'18	$10,116	$10,705	$10,312
'18	$10,137	$10,774	$10,348
'18	$10,160	$10,705	$10,341
'18	$10,159	$10,620	$10,352
'18	$10,133	$10,684	$10,382
'18	$10,144	$10,880	$10,463
'19	$10,227	$10,995	$10,504
'19	$10,275	$10,989	$10,520
'19	$10,358	$11,200	$10,589
'19	$10,394	$11,203	$10,613
'19	$10,455	$11,402	$10,687
'19	$10,529	$11,545	$10,746
'19	$10,541	$11,570	$10,740
'19	$10,627	$11,870	$10,826
'19	$10,631	$11,807	$10,820
'19	$10,666	$11,842	$10,858
'19	$10,663	$11,836	$10,858
'19	$10,698	$11,828	$10,884
'20	$10,782	$12,056	$10,944
'20	$10,828	$12,273	$11,034
'20	$10,268	$12,201	$11,068
'20	$10,489	$12,417	$11,138
'20	$10,685	$12,475	$11,175
'20	$10,829	$12,554	$11,198
'20	$10,924	$12,741	$11,219
'20	$10,995	$12,638	$11,223
'20	$11,003	$12,632	$11,224
'20	$11,011	$12,575	$11,226
'20	$11,106	$12,699	$11,237
'20	$11,164	$12,716	$11,247
'21	$11,195	$12,625	$11,251
'21	$11,214	$12,443	$11,247
'21	$11,206	$12,287	$11,242
'21	$11,236	$12,384	$11,251
'21	$11,253	$12,425	$11,265
'21	$11,258	$12,512	$11,247
'21	$11,262	$12,652	$11,266
'21	$11,267	$12,628	$11,267
'21	$11,258	$12,519	$11,257
'21	$11,236	$12,515	$11,220
'21	$11,202	$12,552	$11,211
'21	$11,206	$12,520	$11,194
'22	$11,120	$12,250	$11,114
'22	$11,034	$12,114	$11,065
'22	$10,910	$11,777	$10,915
'22	$10,825	$11,330	$10,857
'22	$10,805	$11,403	$10,923
'22	$10,709	$11,224	$10,846
'22	$10,809	$11,499	$10,903
'22	$10,743	$11,174	$10,818
'22	$10,547	$10,691	$10,686
'22	$10,521	$10,552	$10,673
'22	$10,667	$10,940	$10,761
'22	$10,709	$10,891	$10,781
'23	$10,884	$11,226	$10,868
'23	$10,809	$10,936	$10,787
'23	$10,880	$11,214	$10,944
'23	$10,940	$11,282	$10,981
'23	$10,921	$11,159	$10,948
'23	$10,928	$11,119	$10,903
'23	$11,005	$11,111	$10,949
'23	$11,041	$11,040	$10,988
'23	$11,012	$10,760	$10,983
'23	$10,983	$10,590	$11,017
'23	$11,170	$11,070	$11,145
'23	$11,361	$11,493	$11,279
'24	$11,429	$11,462	$11,323
'24	$11,415	$11,300	$11,281
'24	$11,485	$11,404	$11,326
'24	$11,430	$11,116	$11,288
'24	$11,529	$11,305	$11,370
'24	$11,600	$11,412	$11,434
'24	$11,757	$11,678	$11,570
'24	$11,860	$11,846	$11,675
'24	$11,963	$12,004	$11,772

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial invesment of $9,775.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	8.64%	2.39%	2.04%
Class A Adjusted for the Maximum Sales Charge (max 2.25% load)	6.20%	1.92%	1.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-A

R-102969-1 (11/24)

DWS Short Duration Fund

Class C: PPLCX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.48%

Gross expense ratio as of the latest prospectus: 1.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 7.83% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces the Bloomberg 1-3 Year Government/Credit Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
$12,004
$11,772
$11,352
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$10,000	$10,000	$10,000
'14	$9,992	$10,098	$10,028
'14	$9,984	$10,170	$10,043
'14	$9,921	$10,179	$10,017
'15	$9,891	$10,393	$10,069
'15	$9,939	$10,295	$10,053
'15	$9,920	$10,343	$10,076
'15	$9,945	$10,306	$10,084
'15	$9,959	$10,281	$10,093
'15	$9,963	$10,169	$10,089
'15	$9,943	$10,240	$10,095
'15	$9,913	$10,225	$10,089
'15	$9,872	$10,294	$10,119
'15	$9,886	$10,296	$10,116
'15	$9,856	$10,269	$10,096
'15	$9,814	$10,235	$10,083
'16	$9,761	$10,376	$10,135
'16	$9,742	$10,450	$10,144
'16	$9,825	$10,546	$10,181
'16	$9,874	$10,586	$10,195
'16	$9,877	$10,589	$10,188
'16	$9,926	$10,779	$10,249
'16	$9,930	$10,847	$10,251
'16	$9,944	$10,835	$10,240
'16	$9,959	$10,829	$10,252
'16	$9,951	$10,746	$10,248
'16	$9,910	$10,492	$10,206
'16	$9,925	$10,506	$10,212
'17	$9,952	$10,527	$10,231
'17	$9,980	$10,598	$10,248
'17	$9,996	$10,592	$10,253
'17	$10,013	$10,674	$10,272
'17	$10,040	$10,756	$10,289
'17	$10,044	$10,745	$10,285
'17	$10,070	$10,792	$10,312
'17	$10,085	$10,888	$10,332
'17	$10,088	$10,836	$10,320
'17	$10,102	$10,843	$10,317
'17	$10,080	$10,829	$10,295
'17	$10,082	$10,879	$10,298
'18	$10,073	$10,753	$10,271
'18	$10,040	$10,651	$10,261
'18	$10,031	$10,720	$10,278
'18	$10,034	$10,640	$10,267
'18	$10,037	$10,716	$10,305
'18	$10,040	$10,703	$10,306
'18	$10,066	$10,705	$10,312
'18	$10,069	$10,774	$10,348
'18	$10,085	$10,705	$10,341
'18	$10,077	$10,620	$10,352
'18	$10,046	$10,684	$10,382
'18	$10,050	$10,880	$10,463
'19	$10,138	$10,995	$10,504
'19	$10,167	$10,989	$10,520
'19	$10,244	$11,200	$10,589
'19	$10,285	$11,203	$10,613
'19	$10,327	$11,402	$10,687
'19	$10,393	$11,545	$10,746
'19	$10,398	$11,570	$10,740
'19	$10,476	$11,870	$10,826
'19	$10,475	$11,807	$10,820
'19	$10,502	$11,842	$10,858
'19	$10,505	$11,836	$10,858
'19	$10,520	$11,828	$10,884
'20	$10,596	$12,056	$10,944
'20	$10,635	$12,273	$11,034
'20	$10,090	$12,201	$11,068
'20	$10,301	$12,417	$11,138
'20	$10,474	$12,475	$11,175
'20	$10,610	$12,554	$11,198
'20	$10,696	$12,741	$11,219
'20	$10,759	$12,638	$11,223
'20	$10,760	$12,632	$11,224
'20	$10,760	$12,575	$11,226
'20	$10,846	$12,699	$11,237
'20	$10,895	$12,716	$11,247
'21	$10,918	$12,625	$11,251
'21	$10,930	$12,443	$11,247
'21	$10,915	$12,287	$11,242
'21	$10,937	$12,384	$11,251
'21	$10,959	$12,425	$11,265
'21	$10,944	$12,512	$11,247
'21	$10,953	$12,652	$11,266
'21	$10,951	$12,628	$11,267
'21	$10,935	$12,519	$11,257
'21	$10,894	$12,515	$11,220
'21	$10,854	$12,552	$11,211
'21	$10,850	$12,520	$11,194
'22	$10,772	$12,250	$11,114
'22	$10,670	$12,114	$11,065
'22	$10,543	$11,777	$10,915
'22	$10,454	$11,330	$10,857
'22	$10,440	$11,403	$10,923
'22	$10,328	$11,224	$10,846
'22	$10,418	$11,499	$10,903
'22	$10,347	$11,174	$10,818
'22	$10,163	$10,691	$10,686
'22	$10,132	$10,552	$10,673
'22	$10,265	$10,940	$10,761
'22	$10,286	$10,891	$10,781
'23	$10,460	$11,226	$10,868
'23	$10,382	$10,936	$10,787
'23	$10,443	$11,214	$10,944
'23	$10,493	$11,282	$10,981
'23	$10,468	$11,159	$10,948
'23	$10,469	$11,119	$10,903
'23	$10,535	$11,111	$10,949
'23	$10,563	$11,040	$10,988
'23	$10,528	$10,760	$10,983
'23	$10,493	$10,590	$11,017
'23	$10,666	$11,070	$11,145
'23	$10,841	$11,493	$11,279
'24	$10,912	$11,462	$11,323
'24	$10,879	$11,300	$11,281
'24	$10,938	$11,404	$11,326
'24	$10,880	$11,116	$11,288
'24	$10,980	$11,305	$11,370
'24	$11,041	$11,412	$11,434
'24	$11,170	$11,678	$11,570
'24	$11,261	$11,846	$11,675
'24	$11,352	$12,004	$11,772

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	7.83%	1.62%	1.28%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.83%	1.62%	1.28%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-C

R-102969-1 (11/24)

DWS Short Duration Fund

Class R6: PPLZX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.52%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 9.14% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces the Bloomberg 1-3 Year Government/Credit Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
$12,569
$12,004
$11,772
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$10,000	$10,000	$10,000
'14	$9,990	$10,098	$10,028
'14	$9,991	$10,170	$10,043
'14	$9,937	$10,179	$10,017
'15	$9,916	$10,393	$10,069
'15	$9,961	$10,295	$10,053
'15	$9,962	$10,343	$10,076
'15	$9,997	$10,306	$10,084
'15	$10,020	$10,281	$10,093
'15	$10,021	$10,169	$10,089
'15	$10,021	$10,240	$10,095
'15	$9,988	$10,225	$10,089
'15	$9,966	$10,294	$10,119
'15	$9,978	$10,296	$10,116
'15	$9,955	$10,269	$10,096
'15	$9,922	$10,235	$10,083
'16	$9,877	$10,376	$10,135
'16	$9,877	$10,450	$10,144
'16	$9,958	$10,546	$10,181
'16	$10,015	$10,586	$10,195
'16	$10,027	$10,589	$10,188
'16	$10,085	$10,779	$10,249
'16	$10,109	$10,847	$10,251
'16	$10,121	$10,835	$10,240
'16	$10,145	$10,829	$10,252
'16	$10,145	$10,746	$10,248
'16	$10,111	$10,492	$10,206
'16	$10,136	$10,506	$10,212
'17	$10,172	$10,527	$10,231
'17	$10,208	$10,598	$10,248
'17	$10,233	$10,592	$10,253
'17	$10,258	$10,674	$10,272
'17	$10,284	$10,756	$10,289
'17	$10,307	$10,745	$10,285
'17	$10,343	$10,792	$10,312
'17	$10,355	$10,888	$10,332
'17	$10,379	$10,836	$10,320
'17	$10,390	$10,843	$10,317
'17	$10,389	$10,829	$10,295
'17	$10,388	$10,879	$10,298
'18	$10,399	$10,753	$10,271
'18	$10,374	$10,651	$10,261
'18	$10,373	$10,720	$10,278
'18	$10,384	$10,640	$10,267
'18	$10,396	$10,716	$10,305
'18	$10,407	$10,703	$10,306
'18	$10,431	$10,705	$10,312
'18	$10,455	$10,774	$10,348
'18	$10,481	$10,705	$10,341
'18	$10,482	$10,620	$10,352
'18	$10,458	$10,684	$10,382
'18	$10,471	$10,880	$10,463
'19	$10,560	$10,995	$10,504
'19	$10,611	$10,989	$10,520
'19	$10,699	$11,200	$10,589
'19	$10,739	$11,203	$10,613
'19	$10,804	$11,402	$10,687
'19	$10,882	$11,545	$10,746
'19	$10,897	$11,570	$10,740
'19	$10,987	$11,870	$10,826
'19	$10,994	$11,807	$10,820
'19	$11,033	$11,842	$10,858
'19	$11,032	$11,836	$10,858
'19	$11,070	$11,828	$10,884
'20	$11,159	$12,056	$10,944
'20	$11,210	$12,273	$11,034
'20	$10,633	$12,201	$11,068
'20	$10,863	$12,417	$11,138
'20	$11,068	$12,475	$11,175
'20	$11,220	$12,554	$11,198
'20	$11,321	$12,741	$11,219
'20	$11,397	$12,638	$11,223
'20	$11,408	$12,632	$11,224
'20	$11,418	$12,575	$11,226
'20	$11,519	$12,699	$11,237
'20	$11,582	$12,716	$11,247
'21	$11,617	$12,625	$11,251
'21	$11,639	$12,443	$11,247
'21	$11,634	$12,287	$11,242
'21	$11,667	$12,384	$11,251
'21	$11,688	$12,425	$11,265
'21	$11,696	$12,512	$11,247
'21	$11,703	$12,652	$11,266
'21	$11,712	$12,628	$11,267
'21	$11,705	$12,519	$11,257
'21	$11,671	$12,515	$11,220
'21	$11,652	$12,552	$11,211
'21	$11,659	$12,520	$11,194
'22	$11,572	$12,250	$11,114
'22	$11,485	$12,114	$11,065
'22	$11,345	$11,777	$10,915
'22	$11,273	$11,330	$10,857
'22	$11,255	$11,403	$10,923
'22	$11,145	$11,224	$10,846
'22	$11,266	$11,499	$10,903
'22	$11,187	$11,174	$10,818
'22	$11,000	$10,691	$10,686
'22	$10,977	$10,552	$10,673
'22	$11,133	$10,940	$10,761
'22	$11,167	$10,891	$10,781
'23	$11,367	$11,226	$10,868
'23	$11,292	$10,936	$10,787
'23	$11,371	$11,214	$10,944
'23	$11,436	$11,282	$10,981
'23	$11,406	$11,159	$10,948
'23	$11,418	$11,119	$10,903
'23	$11,516	$11,111	$10,949
'23	$11,544	$11,040	$10,988
'23	$11,517	$10,760	$10,983
'23	$11,491	$10,590	$11,017
'23	$11,705	$11,070	$11,145
'23	$11,894	$11,493	$11,279
'24	$11,984	$11,462	$11,323
'24	$11,973	$11,300	$11,281
'24	$12,049	$11,404	$11,326
'24	$11,981	$11,116	$11,288
'24	$12,101	$11,305	$11,370
'24	$12,179	$11,412	$11,434
'24	$12,332	$11,678	$11,570
'24	$12,458	$11,846	$11,675
'24	$12,569	$12,004	$11,772

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	9.14%	2.71%	2.31%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-R6

R-102969-1 (11/24)

DWS Short Duration Fund

Class S: DBPIX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.50%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 8.91% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces the Bloomberg 1-3 Year Government/Credit Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
$12,540
$12,004
$11,772
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$10,000	$10,000	$10,000
'14	$9,989	$10,098	$10,028
'14	$9,990	$10,170	$10,043
'14	$9,935	$10,179	$10,017
'15	$9,914	$10,393	$10,069
'15	$9,969	$10,295	$10,053
'15	$9,970	$10,343	$10,076
'15	$10,004	$10,306	$10,084
'15	$10,015	$10,281	$10,093
'15	$10,027	$10,169	$10,089
'15	$10,028	$10,240	$10,095
'15	$9,994	$10,225	$10,089
'15	$9,972	$10,294	$10,119
'15	$9,984	$10,296	$10,116
'15	$9,962	$10,269	$10,096
'15	$9,928	$10,235	$10,083
'16	$9,883	$10,376	$10,135
'16	$9,884	$10,450	$10,144
'16	$9,964	$10,546	$10,181
'16	$10,022	$10,586	$10,195
'16	$10,034	$10,589	$10,188
'16	$10,092	$10,779	$10,249
'16	$10,104	$10,847	$10,251
'16	$10,128	$10,835	$10,240
'16	$10,151	$10,829	$10,252
'16	$10,152	$10,746	$10,248
'16	$10,130	$10,492	$10,206
'16	$10,142	$10,506	$10,212
'17	$10,179	$10,527	$10,231
'17	$10,215	$10,598	$10,248
'17	$10,240	$10,592	$10,253
'17	$10,265	$10,674	$10,272
'17	$10,302	$10,756	$10,289
'17	$10,314	$10,745	$10,285
'17	$10,350	$10,792	$10,312
'17	$10,374	$10,888	$10,332
'17	$10,398	$10,836	$10,320
'17	$10,409	$10,843	$10,317
'17	$10,396	$10,829	$10,295
'17	$10,407	$10,879	$10,298
'18	$10,406	$10,753	$10,271
'18	$10,381	$10,651	$10,261
'18	$10,380	$10,720	$10,278
'18	$10,392	$10,640	$10,267
'18	$10,403	$10,716	$10,305
'18	$10,415	$10,703	$10,306
'18	$10,451	$10,705	$10,312
'18	$10,475	$10,774	$10,348
'18	$10,488	$10,705	$10,341
'18	$10,489	$10,620	$10,352
'18	$10,466	$10,684	$10,382
'18	$10,479	$10,880	$10,463
'19	$10,579	$10,995	$10,504
'19	$10,618	$10,989	$10,520
'19	$10,706	$11,200	$10,589
'19	$10,758	$11,203	$10,613
'19	$10,824	$11,402	$10,687
'19	$10,889	$11,545	$10,746
'19	$10,904	$11,570	$10,740
'19	$10,995	$11,870	$10,826
'19	$11,002	$11,807	$10,820
'19	$11,040	$11,842	$10,858
'19	$11,052	$11,836	$10,858
'19	$11,077	$11,828	$10,884
'20	$11,179	$12,056	$10,944
'20	$11,217	$12,273	$11,034
'20	$10,653	$12,201	$11,068
'20	$10,883	$12,417	$11,138
'20	$11,088	$12,475	$11,175
'20	$11,227	$12,554	$11,198
'20	$11,341	$12,741	$11,219
'20	$11,404	$12,638	$11,223
'20	$11,415	$12,632	$11,224
'20	$11,425	$12,575	$11,226
'20	$11,526	$12,699	$11,237
'20	$11,588	$12,716	$11,247
'21	$11,624	$12,625	$11,251
'21	$11,645	$12,443	$11,247
'21	$11,640	$12,287	$11,242
'21	$11,673	$12,384	$11,251
'21	$11,707	$12,425	$11,265
'21	$11,701	$12,512	$11,247
'21	$11,722	$12,652	$11,266
'21	$11,730	$12,628	$11,267
'21	$11,723	$12,519	$11,257
'21	$11,689	$12,515	$11,220
'21	$11,656	$12,552	$11,211
'21	$11,663	$12,520	$11,194
'22	$11,590	$12,250	$11,114
'22	$11,490	$12,114	$11,065
'22	$11,364	$11,777	$10,915
'22	$11,278	$11,330	$10,857
'22	$11,273	$11,403	$10,923
'22	$11,162	$11,224	$10,846
'22	$11,269	$11,499	$10,903
'22	$11,203	$11,174	$10,818
'22	$11,001	$10,691	$10,686
'22	$10,977	$10,552	$10,673
'22	$11,144	$10,940	$10,761
'22	$11,177	$10,891	$10,781
'23	$11,362	$11,226	$10,868
'23	$11,286	$10,936	$10,787
'23	$11,363	$11,214	$10,944
'23	$11,441	$11,282	$10,981
'23	$11,410	$11,159	$10,948
'23	$11,420	$11,119	$10,903
'23	$11,502	$11,111	$10,949
'23	$11,543	$11,040	$10,988
'23	$11,514	$10,760	$10,983
'23	$11,486	$10,590	$11,017
'23	$11,684	$11,070	$11,145
'23	$11,886	$11,493	$11,279
'24	$11,959	$11,462	$11,323
'24	$11,947	$11,300	$11,281
'24	$12,023	$11,404	$11,326
'24	$11,969	$11,116	$11,288
'24	$12,074	$11,305	$11,370
'24	$12,152	$11,412	$11,434
'24	$12,304	$11,678	$11,570
'24	$12,429	$11,846	$11,675
'24	$12,540	$12,004	$11,772

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	8.91%	2.65%	2.29%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-S

R-102969-1 (11/24)

DWS Short Duration Fund

Institutional Class: PPILX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 9.03% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces the Bloomberg 1-3 Year Government/Credit Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$1,257,634
$1,200,448
$1,177,223
$1,275,000
$1,020,000
$765,000
$510,000
$255,000
$0
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,000,057	$1,009,828	$1,002,835
'14	$1,000,104	$1,016,992	$1,004,318
'14	$993,517	$1,017,943	$1,001,710
'15	$991,349	$1,039,288	$1,006,939
'15	$996,929	$1,029,516	$1,005,288
'15	$996,976	$1,034,297	$1,007,585
'15	$1,000,365	$1,030,586	$1,008,429
'15	$1,002,654	$1,028,104	$1,009,250
'15	$1,003,823	$1,016,894	$1,008,940
'15	$1,002,746	$1,023,963	$1,009,547
'15	$999,419	$1,022,493	$1,008,893
'15	$997,191	$1,029,409	$1,011,906
'15	$998,363	$1,029,580	$1,011,563
'15	$997,265	$1,026,860	$1,009,578
'15	$993,904	$1,023,542	$1,008,261
'16	$989,401	$1,037,627	$1,013,506
'16	$988,298	$1,044,988	$1,014,430
'16	$996,347	$1,054,576	$1,018,094
'16	$1,003,269	$1,058,624	$1,019,508
'16	$1,003,318	$1,058,896	$1,018,781
'16	$1,009,120	$1,077,922	$1,024,934
'16	$1,011,475	$1,084,737	$1,025,118
'16	$1,012,689	$1,083,497	$1,023,999
'16	$1,015,052	$1,082,862	$1,025,165
'16	$1,016,272	$1,074,579	$1,024,796
'16	$1,012,884	$1,049,161	$1,020,552
'16	$1,014,156	$1,050,641	$1,021,192
'17	$1,018,943	$1,052,703	$1,023,098
'17	$1,022,616	$1,059,778	$1,024,776
'17	$1,025,123	$1,059,222	$1,025,332
'17	$1,027,621	$1,067,396	$1,027,213
'17	$1,030,140	$1,075,612	$1,028,908
'17	$1,032,522	$1,074,529	$1,028,515
'17	$1,036,109	$1,079,153	$1,031,175
'17	$1,037,325	$1,088,833	$1,033,227
'17	$1,039,722	$1,083,647	$1,031,972
'17	$1,040,809	$1,084,275	$1,031,710
'17	$1,039,504	$1,082,883	$1,029,485
'17	$1,040,596	$1,087,853	$1,029,815
'18	$1,040,485	$1,075,324	$1,027,082
'18	$1,037,941	$1,065,131	$1,026,145
'18	$1,039,092	$1,071,962	$1,027,756
'18	$1,040,245	$1,063,989	$1,026,694
'18	$1,041,401	$1,071,583	$1,030,514
'18	$1,041,328	$1,070,265	$1,030,632
'18	$1,044,952	$1,070,520	$1,031,196
'18	$1,047,348	$1,077,408	$1,034,814
'18	$1,049,899	$1,070,470	$1,034,081
'18	$1,049,997	$1,062,011	$1,035,210
'18	$1,047,631	$1,068,351	$1,038,201
'18	$1,048,966	$1,087,978	$1,046,275
'19	$1,057,795	$1,099,532	$1,050,368
'19	$1,062,908	$1,098,895	$1,052,000
'19	$1,071,774	$1,119,996	$1,058,895
'19	$1,075,731	$1,120,283	$1,061,324
'19	$1,082,260	$1,140,170	$1,068,667
'19	$1,090,042	$1,154,488	$1,074,613
'19	$1,091,561	$1,157,027	$1,073,970
'19	$1,100,654	$1,187,008	$1,082,617
'19	$1,101,342	$1,180,686	$1,082,035
'19	$1,105,227	$1,184,242	$1,085,820
'19	$1,105,166	$1,183,639	$1,085,784
'19	$1,108,947	$1,182,814	$1,088,438
'20	$1,117,905	$1,205,577	$1,094,449
'20	$1,122,975	$1,227,276	$1,103,386
'20	$1,065,151	$1,220,054	$1,106,814
'20	$1,088,243	$1,241,742	$1,113,801
'20	$1,108,764	$1,247,523	$1,117,531
'20	$1,124,015	$1,255,381	$1,119,782
'20	$1,134,141	$1,274,133	$1,121,855
'20	$1,140,416	$1,263,848	$1,122,291
'20	$1,141,463	$1,263,155	$1,122,386
'20	$1,143,805	$1,257,515	$1,122,580
'20	$1,152,646	$1,269,854	$1,123,700
'20	$1,158,869	$1,271,604	$1,124,723
'21	$1,163,712	$1,262,487	$1,125,102
'21	$1,165,865	$1,244,256	$1,124,749
'21	$1,165,315	$1,228,719	$1,124,242
'21	$1,168,690	$1,238,426	$1,125,112
'21	$1,170,728	$1,242,472	$1,126,469
'21	$1,171,496	$1,251,202	$1,124,733
'21	$1,172,213	$1,265,192	$1,126,638
'21	$1,173,014	$1,262,783	$1,126,663
'21	$1,172,323	$1,251,850	$1,125,735
'21	$1,168,946	$1,251,505	$1,122,034
'21	$1,166,970	$1,255,208	$1,121,122
'21	$1,167,651	$1,251,996	$1,119,404
'22	$1,158,956	$1,225,023	$1,111,392
'22	$1,150,280	$1,211,356	$1,106,534
'22	$1,136,284	$1,177,702	$1,091,540
'22	$1,129,017	$1,133,011	$1,085,678
'22	$1,127,186	$1,140,316	$1,092,337
'22	$1,116,191	$1,122,427	$1,084,645
'22	$1,127,017	$1,149,853	$1,090,340
'22	$1,120,471	$1,117,362	$1,081,837
'22	$1,101,723	$1,069,085	$1,068,630
'22	$1,098,079	$1,055,238	$1,067,285
'22	$1,114,996	$1,094,045	$1,076,085
'22	$1,118,410	$1,089,110	$1,078,134
'23	$1,137,058	$1,122,615	$1,086,799
'23	$1,130,968	$1,093,589	$1,078,710
'23	$1,137,453	$1,121,369	$1,094,405
'23	$1,145,440	$1,128,165	$1,098,146
'23	$1,142,432	$1,115,881	$1,094,782
'23	$1,143,640	$1,111,901	$1,090,339
'23	$1,151,996	$1,111,126	$1,094,911
'23	$1,156,230	$1,104,029	$1,098,797
'23	$1,153,488	$1,075,974	$1,098,276
'23	$1,150,856	$1,058,994	$1,101,730
'23	$1,170,926	$1,106,952	$1,114,546
'23	$1,191,300	$1,149,325	$1,127,859
'24	$1,198,850	$1,146,169	$1,132,251
'24	$1,197,785	$1,129,976	$1,128,119
'24	$1,205,535	$1,140,410	$1,132,614
'24	$1,200,158	$1,111,605	$1,128,837
'24	$1,212,234	$1,130,450	$1,137,042
'24	$1,220,035	$1,141,152	$1,143,401
'24	$1,235,373	$1,167,806	$1,156,957
'24	$1,246,485	$1,184,587	$1,167,492
'24	$1,257,634	$1,200,448	$1,177,223

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	9.03%	2.69%	2.32%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-I

R-102969-1 (11/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS short duration Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended September 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$41,742	$0	$7,629	$0
2023	$39,361	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended September 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$492,566	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended September 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$492,566	$0	$500,195
2023	$7,629	$539,907	$0	$547,536

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2024
Annual Financial Statements and Other Information
DWS Short Duration Fund

Contents
3	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
38	Notes to Financial Statements
52	Report of Independent Registered Public Accounting Firm
54	Tax Information
55	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Short Duration Fund

Investment Portfolioas of September 30, 2024

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 53.2%
Communication Services 1.1%
Charter Communications Operating LLC, 4.908%, 7/23/2025		4,000,000	3,993,457
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027		1,500,000	1,474,662
Discovery Communications LLC, 3.45%, 3/15/2025		2,235,000	2,215,596
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024		333,334	333,134
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029		380,000	361,816
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		1,080,000	1,043,452
Sprint LLC, 7.625%, 3/1/2026		1,410,000	1,456,459
T-Mobile U.S.A., Inc., 2.625%, 4/15/2026		1,350,000	1,315,609
			12,194,185
Consumer Discretionary 6.2%
BorgWarner, Inc., 4.95%, 8/15/2029		2,800,000	2,846,591
Carnival Corp.:
144A, 4.0%, 8/1/2028		555,000	536,029
144A, 5.75%, 3/1/2027		550,000	557,014
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		1,080,000	1,100,038
Clarios Global LP, 144A, 6.25%, 5/15/2026		1,409,000	1,408,494
Expedia Group, Inc.:
3.8%, 2/15/2028		800,000	785,008
144A, 6.25%, 5/1/2025		3,200,000	3,208,191
Ford Motor Credit Co. LLC:
5.303%, 9/6/2029		2,000,000	1,990,584
5.8%, 3/5/2027		1,450,000	1,476,499
5.85%, 5/17/2027		3,500,000	3,563,169
6.798%, 11/7/2028		1,270,000	1,340,875
6.95%, 3/6/2026		750,000	767,590
General Motors Financial Co., Inc.:
4.9%, 10/6/2029		2,174,000	2,176,465
5.35%, 7/15/2027		4,000,000	4,092,119
Hyundai Capital America:
144A, 5.275%, 6/24/2027		4,000,000	4,089,973
144A, 5.5%, 3/30/2026		5,000,000	5,074,093
144A, 5.95%, 9/21/2026		4,000,000	4,115,172
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	855,000	999,596
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	3

	Principal Amount ($)(a)	Value ($)
International Game Technology PLC, 144A, 4.125%, 4/15/2026	525,000	518,147
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,540,365
Mattel, Inc.:
144A, 3.375%, 4/1/2026	495,000	483,882
144A, 3.75%, 4/1/2029	4,000,000	3,822,215
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	1,040,000	1,030,473
NCL Corp. Ltd., 144A, 8.125%, 1/15/2029	310,000	331,452
Newell Brands, Inc., 6.375%, 9/15/2027 (b)	1,090,000	1,102,431
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	754,305
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,091,250
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	475,623
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,473,985
Sands China Ltd., 5.125%, 8/8/2025	3,040,000	3,033,417
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,069,500
Tapestry, Inc., 7.35%, 11/27/2028	5,423,000	5,698,889
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,018,885
Volkswagen Group of America Finance LLC, 144A, 4.85%, 8/15/2027	4,000,000	4,032,328
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030	1,000,000	1,069,678
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,612,595
		71,286,920
Consumer Staples 1.4%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,733,464
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,607,705
Coty, Inc.:
144A, 4.75%, 1/15/2029	2,000,000	1,955,929
144A, 5.0%, 4/15/2026	593,000	590,429
Imperial Brands Finance PLC, 144A, 5.5%, 2/1/2030	4,000,000	4,129,324
JBS USA Holding Lux SARL:
2.5%, 1/15/2027 (b)	960,000	918,459
3.0%, 2/2/2029	4,000,000	3,722,174
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029	1,200,000	1,138,517
		15,796,001
Energy 5.3%
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	537,555
Apache Corp., 4.375%, 10/15/2028	2,000,000	1,962,184
Ascent Resources Utica Holdings LLC, 144A, 5.875%, 6/30/2029	1,120,000	1,106,446
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	499,412
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	980,000	1,018,680
The accompanying notes are an integral part of the financial statements.

4	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,886,479
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	3,500,000	3,347,895
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,236,844
Energy Transfer LP, 4.05%, 3/15/2025	750,000	746,618
EnLink Midstream LLC, 144A, 5.625%, 1/15/2028	4,000,000	4,094,244
EQM Midstream Partners LP, 144A, 6.375%, 4/1/2029	400,000	413,007
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	869,826
Helmerich & Payne, Inc.:
144A, 4.65%, 12/1/2027	3,000,000	3,006,232
144A, 4.85%, 12/1/2029	4,000,000	3,945,295
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,500,123
HF Sinclair Corp., 6.375%, 4/15/2027	5,051,000	5,120,644
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,478,412
Nabors Industries, Inc., 144A, 8.875%, 8/15/2031	513,000	488,004
Occidental Petroleum Corp., 5.2%, 8/1/2029	4,500,000	4,574,704
Plains All American Pipeline LP, 3.6%, 11/1/2024	2,022,000	2,019,013
South Bow USA Infrastructure Holdings LLC, 144A, 4.911%, 9/1/2027	1,922,000	1,936,692
TC PipeLines LP, 4.375%, 3/13/2025	1,891,000	1,883,791
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	454,000	464,384
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 8/15/2029	1,185,000	1,119,863
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030	1,500,000	1,532,426
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,189,531
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	5,000,000	5,176,382
		61,154,686
Financials 25.0%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	2,000,000	1,926,314
2.45%, 10/29/2026	2,110,000	2,026,229
4.625%, 9/10/2029	1,121,000	1,121,555
6.95%, 3/10/2055	5,000,000	5,183,937
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	855,877
Air Lease Corp.:
3.75%, 6/1/2026	2,000,000	1,977,683
Series C, 4.125%, Perpetual	1,000,000	938,479
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,676,995
144A, 5.25%, 8/11/2025	2,000,000	2,001,198
144A, 6.5%, 7/18/2028	1,350,000	1,416,044
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	5

	Principal Amount ($)(a)	Value ($)
Ally Financial, Inc., 6.992%, 6/13/2029	8,000,000	8,456,897
Ares Capital Corp.:
3.875%, 1/15/2026	2,000,000	1,970,868
7.0%, 1/15/2027	3,050,000	3,174,773
ARES Capital Corp., 5.95%, 7/15/2029	1,150,000	1,180,414
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,550,980
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,848,163
144A, 4.25%, 4/15/2026	4,240,000	4,196,144
144A, 6.375%, 5/4/2028	1,330,000	1,390,320
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,984,232
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,352,020
Banco Santander SA, 5.588%, 8/8/2028	2,000,000	2,081,981
Bank of America Corp.:
4.0%, 1/22/2025	750,000	747,717
5.933%, 9/15/2027	3,000,000	3,089,108
6.22%, 9/15/2026	3,000,000	3,115,712
Barclays PLC:
4.375%, Perpetual	3,000,000	2,685,184
4.836%, 5/9/2028	3,000,000	3,002,907
4.837%, 9/10/2028	674,000	679,669
6.49%, 9/13/2029	2,408,000	2,569,407
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,081,009
BGC Group, Inc., 6.6%, 6/10/2029	3,500,000	3,620,536
Blackstone Private Credit Fund:
144A, 4.95%, 9/26/2027	1,470,000	1,456,838
144A, 5.95%, 7/16/2029	2,224,000	2,264,453
144A, 7.3%, 11/27/2028	1,500,000	1,596,238
Blackstone Secured Lending Fund:
3.625%, 1/15/2026	5,385,000	5,275,919
5.875%, 11/15/2027	1,640,000	1,667,616
Blue Owl Credit Income Corp., 144A, 6.6%, 9/15/2029 (b)	3,820,000	3,918,825
BNP Paribas SA, 144A, 5.497%, 5/20/2030	4,000,000	4,145,038
BPCE SA:
144A, 2.045%, 10/19/2027 (b)	2,500,000	2,370,505
144A, 4.875%, 4/1/2026	500,000	499,107
Capital One Financial Corp.:
2.636%, 3/3/2026	4,000,000	3,955,596
4.985%, 7/24/2026	1,940,000	1,940,131
5.7%, 2/1/2030	6,000,000	6,213,505
The accompanying notes are an integral part of the financial statements.

6	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
7.149%, 10/29/2027	980,000	1,032,954
Citigroup, Inc.:
5.174%, 2/13/2030	2,970,000	3,050,905
5.5%, 9/13/2025	750,000	754,571
Corebridge Global Funding, 144A, 5.2%, 1/12/2029	4,000,000	4,109,158
Credit Agricole SA, 144A, 4.631%, 9/11/2028	2,500,000	2,511,083
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,114,082
144A, 4.375%, 6/12/2028 (b)	4,000,000	3,980,547
144A, 6.466%, 1/9/2026	3,000,000	3,009,936
Discover Bank, 5.974%, 8/9/2028	5,100,000	5,266,353
Discover Financial Services:
3.95%, 11/6/2024	1,100,000	1,098,402
4.1%, 2/9/2027	1,291,000	1,280,236
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,258,636
FS KKR Capital Corp., 7.875%, 1/15/2029	4,000,000	4,300,946
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,982,658
4.7%, Perpetual (b)	3,000,000	2,709,643
6.0%, Perpetual	500,000	502,219
7.336%, 11/3/2026	3,000,000	3,084,878
ING GROEP NV, 6.083%, 9/11/2027 (b)	2,910,000	2,999,477
Intesa Sanpaolo SpA:
144A, 3.875%, 1/12/2028 (b)	3,425,000	3,324,963
144A, 7.0%, 11/21/2025	1,340,000	1,372,098
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,463,710
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	3,070,000	3,202,474
JPMorgan Chase & Co., 2.301%, 10/15/2025	4,000,000	3,995,108
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,906,589
KeyCorp., SOFR + 1.25%, 6.277% (c), 5/23/2025	2,850,000	2,854,503
Lloyds Banking Group PLC:
4.65%, 3/24/2026	4,530,000	4,521,015
4.716%, 8/11/2026	1,440,000	1,438,222
5.985%, 8/7/2027	1,140,000	1,170,099
LPL Holdings, Inc., 6.75%, 11/17/2028	3,640,000	3,914,442
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	2,004,350
144A, 6.4%, 3/26/2029	4,000,000	4,163,174
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	970,000	996,161
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	3,011,515
144A, SOFR + 0.92%, 5.779% (c), 9/23/2027	6,000,000	6,014,026
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	7

	Principal Amount ($)(a)	Value ($)
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	6,961,755
Mitsubishi HC Finance America LLC, 144A, 5.15%, 10/24/2029	4,000,000	4,094,145
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,196,036
NatWest Group PLC:
5.583%, 3/1/2028	1,280,000	1,313,012
5.847%, 3/2/2027	1,200,000	1,221,307
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,145,115
NCR Atleos Corp., 144A, 9.5%, 4/1/2029	1,000,000	1,100,869
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,476,080
5.099%, 7/3/2025	3,000,000	3,004,897
SOFR + 1.25%, 6.589% (c), 7/2/2027	4,500,000	4,525,335
Nuveen LLC, 144A, 5.55%, 1/15/2030	450,000	471,210
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	1,080,087
144A, 3.625%, 3/1/2029	1,180,000	1,109,526
Santander Holdings USA, Inc.:
6.124%, 5/31/2027 (b)	611,000	624,123
6.565%, 6/12/2029	2,659,000	2,793,499
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	6,620,000	6,297,001
Societe Generale SA:
144A, 5.519%, 1/19/2028	3,000,000	3,041,711
144A, 6.446%, 1/10/2029	4,000,000	4,177,238
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	1,004,892
144A, 4.75%, Perpetual	635,000	552,450
144A, 5.688%, 5/14/2028	1,680,000	1,725,221
144A, 6.17%, 1/9/2027 (b)	2,120,000	2,157,251
144A, 7.776%, 11/16/2025	1,560,000	1,564,646
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,175,000	1,134,606
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,377,863
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	1,002,108
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,989,601
Truist Financial Corp.:
4.873%, 1/26/2029	1,720,000	1,738,339
5.435%, 1/24/2030	1,610,000	1,666,447
6.047%, 6/8/2027	5,000,000	5,130,709
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,364,410
UniCredit SpA, 144A, 1.982%, 6/3/2027 (b)	4,000,000	3,825,528
		287,472,273
The accompanying notes are an integral part of the financial statements.

8	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
Health Care 2.7%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,480,380
Bayer U.S. Finance LLC:
144A, 3.375%, 10/8/2024	1,745,000	1,744,320
144A, 6.25%, 1/21/2029	3,000,000	3,171,325
CVS Pass-Through Trust, 6.036%, 12/10/2028	599,004	609,206
HCA, Inc.:
3.125%, 3/15/2027	3,000,000	2,915,884
4.5%, 2/15/2027	2,000,000	2,002,544
5.25%, 6/15/2026	1,000,000	1,007,362
Humana, Inc., 5.7%, 3/13/2026	6,000,000	6,002,894
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	6,015,708
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	543,314
Mylan, Inc., 4.55%, 4/15/2028	4,000,000	3,992,140
Organon & Co., 144A, 4.125%, 4/30/2028	570,000	548,105
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,105,000	1,089,430
		31,122,612
Industrials 2.5%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,295,817
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	1,145,000	1,074,469
Block, Inc., 2.75%, 6/1/2026	420,000	407,192
Boeing Co.:
2.196%, 2/4/2026	4,500,000	4,333,450
144A, 6.259%, 5/1/2027	3,050,000	3,150,401
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,145,000	1,128,750
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,989,322
144A, 4.5%, 10/20/2025	216,666	215,348
Enviri Corp., 144A, 5.75%, 7/31/2027	1,160,000	1,138,606
GFL Environmental, Inc.:
144A, 5.125%, 12/15/2026	1,045,000	1,042,546
144A, 6.75%, 1/15/2031	290,000	304,161
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,048,807
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026 (b)	3,000,000	2,862,719
144A, 4.0%, 7/15/2025	2,550,000	2,534,232
144A, 4.4%, 7/1/2027	2,440,000	2,440,878
Ryder System, Inc., 4.95%, 9/1/2029	1,756,000	1,790,608
TransDigm, Inc., 144A, 6.375%, 3/1/2029	515,000	531,336
		28,288,642
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)(a)	Value ($)
Information Technology 3.1%
Broadcom, Inc.:
4.15%, 2/15/2028 (d)	2,440,000	2,437,434
5.05%, 7/12/2027	1,320,000	1,349,099
CDW LLC, 5.1%, 3/1/2030	2,500,000	2,533,823
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,516,284
Concentrix Corp., 6.65%, 8/2/2026	6,230,000	6,400,703
DXC Technology Co., 1.8%, 9/15/2026 (b)	5,305,000	5,025,493
Gen Digital, Inc., 144A, 6.75%, 9/30/2027	1,035,000	1,063,436
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,878,908
Global Payments, Inc., 4.95%, 8/15/2027	910,000	924,975
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	2,204,000	2,208,441
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,327,399
Microchip Technology, Inc., 4.25%, 9/1/2025	170,000	169,219
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	1,105,000	1,082,403
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,234,077
Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,480,146
		35,631,840
Materials 2.6%
Avient Corp., 144A, 6.25%, 11/1/2031	216,000	221,428
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,191,835
Celanese U.S. Holdings LLC, 6.35%, 11/15/2028	3,430,000	3,621,489
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,164,929
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (b)	1,060,000	1,062,354
Huntsman International LLC, 4.5%, 5/1/2029	7,000,000	6,871,855
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,496,382
REG S, 4.75%, 5/15/2025	500,000	498,794
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,415,974
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,138,668
Olin Corp.:
5.125%, 9/15/2027 (b)	1,045,000	1,038,987
5.625%, 8/1/2029	3,000,000	3,007,077
Olympus Water U.S. Holding Corp., 144A, 9.75%, 11/15/2028	1,000,000	1,067,259
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,586,475
		29,383,506
Real Estate 1.7%
Crown Castle, Inc., (REIT), 4.9%, 9/1/2029	1,187,000	1,206,515
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,344,350
(REIT), 1.25%, 7/15/2025	517,000	502,595
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,042,092
Office Properties Income Trust, 144A, (REIT), 9.0%, 9/30/2029	957,000	817,709
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,520,276
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	224,915
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,122,013
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,440,863
		19,221,328
Utilities 1.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,833,840
Alliant Energy Finance LLC, 144A, 5.95%, 3/30/2029	1,110,000	1,172,039
DTE Energy Co., 4.95%, 7/1/2027	1,625,000	1,652,426
Enel Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	5,121,407
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,473,030
FirstEnergy Corp., Series B, 3.9%, 7/15/2027	3,000,000	2,968,837
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	923,855
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029 (b)	250,000	263,595
NRG Energy, Inc., 5.75%, 1/15/2028	1,075,000	1,082,998
Vistra Operations Co. LLC, REG S, 4.375%, 5/1/2029	1,145,000	1,108,220
		18,600,247
Total Corporate Bonds (Cost $602,351,628)		610,152,240
Mortgage-Backed Securities Pass-Throughs 4.4%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	41,678	41,094
4.5%, 10/1/2054 (d)	10,000,000	9,832,510
5.5%, 10/1/2054 (d)	10,000,000	10,117,800
6.0%, 10/1/2054 (d)	10,000,000	10,220,100
Government National Mortgage Association:
5.5%, 10/1/2054 (d)	10,000,000	10,095,500
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)(a)	Value ($)
6.0%, with various maturities from 1/15/2039 until 10/1/2054 (d)	10,014,878	10,182,798
7.0%, 6/20/2038	1,551	1,692
Total Mortgage-Backed Securities Pass-Throughs (Cost $50,583,775)		50,491,494
Asset-Backed 19.1%
Automobile Receivables 6.7%
Ally Bank Auto Credit-Linked Notes, “C” , Series 2024-A, 144A, 6.022%, 5/17/2032	1,307,653	1,324,650
AmeriCredit Automobile Receivables Trust, “C” , Series 2020-2, 1.48%, 2/18/2026	51,669	51,577
Avis Budget Rental Car Funding AESOP LLC:
“B” , Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	975,484
“D” , Series 2021-1A, 144A, 3.71%, 8/20/2027	5,000,000	4,744,801
“C” , Series 2024-1A, 144A, 6.48%, 6/20/2030	250,000	257,802
“C” , Series 2023-7A, 144A, 7.41%, 8/21/2028	5,000,000	5,222,621
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.58% (c), 12/26/2031	200,416	200,539
CarMax Auto Owner Trust, “C” , Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,020,693
Carvana Auto Receivables Trust:
“D” , Series 2021-N3, 1.58%, 6/12/2028	3,172,983	3,049,219
“D” , Series 2021-N4, 2.3%, 9/11/2028	2,526,386	2,457,711
“A3” , Series 2022-P2, 4.13%, 4/12/2027	782,335	779,327
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,362,387
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,044,484
Chesapeake Funding II LLC, “C” , Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,529,254
CPS Auto Receivables Trust:
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	934,252	927,473
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,992,998
“B” , Series 2022-C, 144A, 4.88%, 4/15/2030	187,659	187,580
“C” , Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,936,151
“E” , Series 2020-B, 144A, 7.38%, 6/15/2027	1,904,137	1,905,702
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	278,167	275,047
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	135,923	135,151
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	379,048	377,144
“E” , Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,979,220
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
Ford Credit Auto Owner Trust, “C” , Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,060,467
Ford Credit Floorplan Master Owner Trust A, “C” , Series 2020-2, 1.87%, 9/15/2027	3,250,000	3,157,106
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,060,866
GLS Auto Receivables Trust, “B” , Series 2022-2A, 144A, 4.7%, 9/15/2026	482,849	482,636
Hertz Vehicle Financing III LLC, “C” , Series 2022-1A, 144A, 2.63%, 6/25/2026	500,000	490,509
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	993,061
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	1,750,000	1,736,685
“D” , Series 2021-1A, 144A, 3.98%, 12/26/2025	5,000,000	4,974,715
Huntington Bank Auto Credit-Linked Notes, “B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	1,016,278	1,032,857
JPMorgan Chase Bank NA:
“B” , Series 2021-3, 144A, 0.76%, 2/26/2029	67,668	66,731
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	252,627	249,133
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	36,089	35,614
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	27,206	27,090
“E” , Series 2021-3, 144A, 2.102%, 2/26/2029	90,224	89,324
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	18,745	18,685
OneMain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	1,234,002	1,232,106
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	649,201
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	598,635
Santander Bank Auto Credit-Linked Notes:
“B” , Series 2022-A, 144A, 5.281%, 5/15/2032	338,829	338,625
“C” , Series 2023-B, 144A, 5.933%, 12/15/2033	1,683,674	1,707,575
“D” , Series 2023-B, 144A, 6.663%, 12/15/2033	1,683,674	1,711,188
“C” , Series 2022-C, 144A, 6.986%, 12/15/2032	526,277	530,110
“D” , Series 2022-C, 144A, 8.197%, 12/15/2032	1,605,146	1,623,730
“D” , Series 2022-A, 144A, 9.965%, 5/15/2032	3,250,000	3,361,545
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	45,857	45,693
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	30,954	30,888
Santander Consumer Auto Receivables Trust:
“C” , Series 2021-CA, 144A, 2.97%, 6/15/2028	148,596	146,325
“C” , Series 2021-BA, 144A, 3.09%, 3/15/2029	767,815	755,145
“E” , Series 2021-AA, 144A, 3.28%, 3/15/2027	1,750,000	1,710,799
Santander Drive Auto Receivables Trust:
“C” , Series 2022-1, 2.56%, 4/17/2028	507,688	504,821
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)(a)	Value ($)
“C” , Series 2022-5, 4.74%, 10/16/2028	875,000	874,448
“C” , Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,542,706
U.S. Bank NA, “B” , Series 2023-1, 144A, 6.789%, 8/25/2032	1,265,488	1,284,422
United Auto Credit Securitization Trust, “B” , Series 2024-1, 144A, 6.57%, 6/10/2027	2,260,000	2,289,051
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,535,362
		77,684,869
Credit Card Receivables 1.9%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	1,016,012
CARDS II Trust, “B” , Series 2023-2A, 144A, 6.379%, 7/15/2028	2,190,000	2,212,144
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,964,638
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	2,015,615
Evergreen Credit Card Trust, “A” , Series 2024-1A, 144A, SOFR + 0.68%, 5.653% (c), 7/17/2028	5,000,000	4,999,973
Genesis Sales Finance Master Trust, “A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,112,176	1,101,085
Master Credit Card Trust II, “C” , Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	865,875
Mercury Financial Credit Card Master Trust:
“A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	1,500,000	1,528,553
“A” , Series 2023-1A, 144A, 8.04%, 9/20/2027	5,000,000	5,024,330
		21,728,225
Home Equity Loans 0.4%
BRAVO Residential Funding Trust, “A1” , Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 6.03% (c), 1/25/2070	640,634	638,642
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 30-day average SOFR + 0.254%, 5.351% (c), 1/15/2037	469,830	434,951
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 3.031%, 12/25/2036	1,663,845	1,390,116
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 30-day average SOFR + 1.164%, 6.019% (c), 12/25/2034	395,501	354,854
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 30-day average SOFR + 1.154%, 6.009% (c), 6/25/2034	1,508,945	1,508,794
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,029	18,840
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	88,022
Southern Pacific Secured Assets Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	27	27
		4,434,246
Miscellaneous 10.1%
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 90-day average SOFR + 1.9%, 7.182% (c), 7/24/2037	2,700,000	2,700,167
American Homes 4 Rent Trust, “D” , Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	364,785
Anchorage Capital CLO 20 Ltd., “A1” , Series 2021-20A, 144A, 90-day average SOFR + 1.462%, 6.744% (c), 1/20/2035	500,000	500,223
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 90-day average SOFR + 1.35%, 6.551% (c), 7/15/2037	2,500,000	2,507,775
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 90-day average SOFR + 2.35%, 7.654% (c), 4/26/2037	1,875,000	1,897,733
Applebee’s Funding LLC, “A2” , Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,878,367
Ballyrock CLO Ltd., “BR” , Series 2020-2A, 144A, 90-day average SOFR + 2.212%, 7.494% (c), 10/20/2031	7,500,000	7,506,000
Battalion CLO XV Ltd., “B” , Series 2020-15A, 144A, 90-day average SOFR + 1.962%, 7.247% (c), 1/17/2033	5,000,000	5,013,850
Benefit Street Partners CLO XIV Ltd., “BR” , Series 2018-14A, 144A, 90-day average SOFR + 1.75%, 6.336% (c), 10/20/2037	1,000,000	999,990
Bryant Park Funding Ltd., “A1” , Series 2023-21A, 144A, 90-day average SOFR + 2.05%, 7.329% (c), 10/18/2036	900,000	909,292
Carlyle Global Market Strategies CLO Ltd.:
“BR4” , Series 2012-4A, 144A, 90-day average SOFR + 1.75%, 6.602% (c), 4/22/2032	2,000,000	2,000,398
“BR2” , Series 2014-1A, 144A, 90-day average SOFR + 1.662%, 6.947% (c), 4/17/2031	4,000,000	4,009,160
Carlyle U.S. CLO Ltd., “B” , Series 2018-2A, 144A, 90-day average SOFR + 2.312%, 7.613% (c), 10/15/2031	3,000,000	3,006,984
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,688,299
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,588,010
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,891,592
Dell Equipment Finance Trust, “C” , Series 2022-2, 144A, 4.74%, 7/22/2027	2,500,000	2,497,669
Domino’s Pizza Master Issuer LLC:
“A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	947,500	939,819
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)(a)	Value ($)
“A2II” , Series 2015-1A, 144A, 4.474%, 10/25/2045	83,475	83,059
Dryden 50 Senior Loan Fund, “B” , Series 2017-50A, 144A, 90-day average SOFR + 1.912%, 7.213% (c), 7/15/2030	500,000	500,654
Eaton Vance CLO Ltd., “AR2” , Series 2019-1A, 144A, 90-day average SOFR + 1.51%, 6.84% (c), 7/15/2037	1,500,000	1,506,893
Elara HGV Timeshare Issuer LLC, “C” , Series 2023-A, 144A, 7.3%, 2/25/2038	356,642	369,692
Empower CLO Ltd., “A1” , Series 2024-2A, 144A, 90-day average SOFR + 1.52%, 6.846% (c), 7/15/2037	1,412,000	1,416,627
FirstKey Homes Trust, “B” , Series 2022-SFR1, 144A, 4.493%, 5/19/2039	1,000,000	990,636
Flatiron CLO Ltd., “B” , Series 2018-1A, 144A, 90-day average SOFR + 1.612%, 6.897% (c), 4/17/2031	2,500,000	2,504,005
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	770,797
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 90-day average SOFR + 1.37%, 5.962% (c), 10/20/2037 (d)	2,000,000	2,000,000
GoldenTree Loan Management U.S. CLO 1 Ltd., “A1R2” , Series 2017-1A, 144A, 90-day average SOFR + 1.282%, 6.564% (c), 4/20/2034	6,300,000	6,303,011
Golub Capital Partners CLO 76 B Ltd., “A1” , Series 2024-76A, 144A, 90-day average SOFR + 1.37%, 6.112% (c), 10/25/2037	2,000,000	1,999,500
Hilton Grand Vacations Trust:
“A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	176,364	171,655
“B” , Series 2024-2A, 144A, 5.65%, 3/25/2038	2,885,136	2,966,665
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	868,523	886,890
Hotwire Funding LLC, “A2” , Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,198,990
HPEFS Equipment Trust, “C” , Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,534,343
Jersey Mike’s Funding, “A2I” , Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,887,988
LCM XVI LP, “BR2” , Series 16A, 144A, 90-day average SOFR + 2.012%, 7.313% (c), 10/15/2031	2,120,000	2,120,717
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 90-day average SOFR + 1.56%, 6.113% (c), 10/20/2037 (d)	1,000,000	1,000,000
Mosaic Solar Loan Trust:
“A” , Series 2020-1A, 144A, 2.1%, 4/20/2046	4,258,476	3,791,741
“C” , Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	930,818
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	241,024
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	137,873	130,701
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	103,039	98,959
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	283,734	274,943
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	280,267	271,005
“B” , Series 2024-1A, 144A, 5.51%, 2/20/2043	1,435,177	1,463,954
MVW Owner Trust:
“A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	522,124	515,606
“B” , Series 2023-1A, 144A, 5.42%, 10/20/2040	1,247,564	1,270,126
Neuberger Berman CLO XVIII Ltd., “A2R2” , Series 2014-18A, 144A, 90-day average SOFR + 1.962%, 7.244% (c), 10/21/2030	1,800,000	1,800,661
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,012,254
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-FHT1, 144A, 3.104%, 7/25/2026	477,572	460,485
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	913,311	878,847
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	348,191	341,667
OCP CLO Ltd.:
“A2” , Series 2024-36A, 144A, 90-day average SOFR + 1.55%, 6.142% (c), 10/16/2037 (d)	1,000,000	1,000,000
“B1” , Series 2024-36A, 144A, 90-day average SOFR + 1.7%, 6.292% (c), 10/16/2037 (d)	1,000,000	1,000,000
Palmer Square CLO Ltd., “A1R” , Series 2022-3A, 144A, 90-day average SOFR + 1.35%, 6.535% (c), 7/20/2037	2,300,000	2,308,055
Regatta XVIII Funding Ltd., “B” , Series 2021-1A, 144A, 90-day average SOFR + 1.712%, 7.013% (c), 1/15/2034	3,000,000	3,001,026
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	171,829	168,256
Sixth Street CLO XXV Ltd., “B” , Series 2024-25A, 144A, 90-day average SOFR + 1.8%, 7.123% (c), 7/24/2037	2,700,000	2,713,451
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,263,030
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,170,256
Venture XXVI CLO Ltd., “BR” , Series 2017-26A, 144A, 90-day average SOFR + 1.962%, 7.244% (c), 1/20/2029	450,000	450,450
Voya CLO Ltd.:
“A3R2” , Series 2016-3A, 144A, 90-day average SOFR + 1.7%, 6.979% (c), 10/18/2031	5,000,000	5,004,570
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)(a)	Value ($)
“B” , Series 2024-1A, 144A, 90-day average SOFR + 2.0%, 7.326% (c), 4/15/2037	2,650,000	2,662,757
Zais CLO 13 Ltd., “A1AR” , Series 2019-13A, 144A, 90-day average SOFR + 1.3%, 6.529% (c), 7/15/2032	2,500,000	2,501,785
		115,838,662
Total Asset-Backed (Cost $220,588,836)		219,686,002
Commercial Mortgage-Backed Securities 8.4%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	2,500,000	2,156,250
“C” , Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	1,000,000	845,000
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 6.824% (c), 6/15/2035	3,500,000	3,495,625
Bank, “A5” , Series 2021-BN34, 2.438%, 6/15/2063	500,000	424,086
BF Mortgage Trust, “B” , Series 2019-NYT, 144A, 30-day average SOFR + 1.697%, 6.794% (c), 12/15/2035	500,000	474,837
BHMS Mortgage Trust, “A” , Series 2018-ATLS, 144A, 30-day average SOFR + 1.547%, 6.644% (c), 7/15/2035	2,500,000	2,499,250
BPR Trust:
“B” , Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.361% (c), 9/15/2038	506,000	495,880
“C” , Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 6.911% (c), 9/15/2038	340,000	332,350
BX Commercial Mortgage Trust:
“B” , Series 2020-VIV3, 144A, 3.662%, 3/9/2044	2,000,000	1,843,818
“A” , Series 2019-IMC, 144A, 30-day average SOFR + 1.046%, 6.143% (c), 4/15/2034	941,959	931,362
“B” , Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.443% (c), 4/15/2034	3,500,000	3,443,125
“D” , Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 6.911% (c), 10/15/2037	1,176,000	1,164,975
BX Trust:
“D” , Series 2019-OC11, 144A, 4.075% (c), 12/9/2041	2,500,000	2,301,418
“D” , Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.107% (c), 10/15/2036	1,725,000	1,709,906
BXP Trust:
“B” , Series 2021-601L, 144A, 2.868% (c), 1/15/2044	2,000,000	1,649,013
“A” , Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 5.994% (c), 11/15/2034	500,000	468,148
“B” , Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.244% (c), 11/15/2034	3,960,000	3,349,838
The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
CFK Trust, “A” , Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,000,000	2,786,724
Citigroup Commercial Mortgage Trust, “F” , Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 8.961% (c), 10/15/2038	1,600,000	1,577,680
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,301,502	1,248,623
Credit Suisse Mortgage Trust:
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	962,703
“B” , Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.461% (c), 10/15/2037	2,756,000	2,618,200
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	946,444
DBGS Mortgage Trust, “B” , Series 2018-5BP, 144A, 30-day average SOFR + 1.077%, 6.174% (c), 6/15/2033	2,500,000	2,218,750
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P” , Series KL05, Interest Only, 1.024% (c), 6/25/2029	17,800,000	672,899
“X1” , Series K058, Interest Only, 1.03% (c), 8/25/2026	21,652,685	317,398
Fontainebleau Miami Beach Trust, “D” , Series 2019 -FBLU, 144A, 4.095% (c), 12/10/2036	5,000,000	4,931,257
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 7.28% (c), 1/25/2051	496,830	494,848
“M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 9.03% (c), 1/25/2051	1,808,000	1,835,383
GS Mortgage Securities Corp. Trust, “B” , Series 2021-IP, 144A, 30-day average SOFR + 1.264%, 6.361% (c), 10/15/2036	3,000,000	2,945,323
GS Mortgage Securities Trust, “AS” , Series 2013-GC13, 144A, 3.997% (c), 7/10/2046	373,106	355,841
GSCG Trust, “C” , Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	147,709
Hilt Commercial Mortgage Trust, “B” , Series 2024-ORL, 144A, 30-day average SOFR + 1.941%, 7.037% (c), 5/15/2037	750,000	748,125
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.582% (c), 11/15/2036	3,173,077	3,151,262
Hudson Yards Mortgage Trust, “A” , Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,849,471
JPMDB Commercial Mortgage Securities Trust:
“A5” , Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,617,828
“AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	934,021
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)(a)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,197,847
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	920,704
“A” , Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.354% (c), 6/15/2035	5,281,517	4,603,592
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 7.023% (c), 6/15/2039	4,000,000	3,992,500
Manhattan West Mortgage Trust, “A” , Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	926,451
Morgan Stanley Bank of America Merrill Lynch Trust, “A3” , Series 2017-C33, 3.295%, 5/15/2050	2,118,545	2,087,880
Morgan Stanley Capital I Trust, “A” , Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	975,258
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,853,500
MSWF Commercial Mortgage Trust, “XA” , Series 2023-2, Interest Only, 1.141% (c), 12/15/2056	15,201,087	975,092
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.917% (c), 11/15/2032	2,000,000	1,740,020
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.461% (c), 1/15/2036	2,378,000	2,217,485
“B” , Series 2020-1NYP, 144A, 30-day average SOFR + 1.614%, 6.711% (c), 1/15/2036	1,166,000	1,084,380
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.211% (c), 7/15/2038	2,362,000	1,874,748
SDR Commercial Mortgage Trust, “B” , Series 2024-DSNY, 144A, 30-day average SOFR + 1.741%, 6.838% (c), 5/15/2039	500,000	495,781
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,473,353
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 6.867% (c), 11/15/2036	500,000	495,000
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 1.132% (c), 12/15/2050	22,720,576	581,672
“XA” , Series 2017-C1, Interest Only, 1.652% (c), 6/15/2050	17,712,398	523,718
WB Commercial Mortgage Trust, “A” , Series 2024-HQ, 144A, 6.134%, 3/15/2040	500,000	506,271
Wells Fargo Commercial Mortgage Trust:
“A” , Series 2019-JWDR, 144A, 2.584% (c), 9/15/2031	200,000	191,850
“A2” , Series 2016-C34, 2.603%, 6/15/2049	74,375	74,223
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	38,983	38,683
“C” , Series 2021-SAVE, 144A, 30-day average SOFR + 1.914%, 7.011% (c), 2/15/2040	2,051,200	2,015,304
“D” , Series 2021-SAVE, 144A, 30-day average SOFR + 2.614%, 7.711% (c), 2/15/2040	800,000	786,000
WFRBS Commercial Mortgage Trust, “AS” , Series 2014-C24, 3.931%, 11/15/2047	240,000	233,206
Total Commercial Mortgage-Backed Securities (Cost $100,153,717)		95,809,888
Collateralized Mortgage Obligations 6.1%
Angel Oak Mortgage Trust, “A1” , Series 2021-1, 144A, 0.909%, 1/25/2066	436,510	377,251
Banc of America Mortgage Trust:
“2A3” , Series 2005-J, 5.064% (c), 11/25/2035	50,236	44,234
“2A8” , Series 2003-J, 5.065% (c), 11/25/2033	100,297	91,177
“A15” , Series 2006-2, 6.0%, 7/25/2046	5,379	4,690
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,069,189	971,543
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 5.656% (c), 1/25/2034	219,170	190,680
Chase Mortgage Finance Corp.:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 6.63% (c), 2/25/2050	1,871,518	1,808,487
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.83% (c), 2/25/2050	975,313	915,239
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	289,142	257,579
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	229,023	203,180
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	728,822	628,313
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	1,761,228	1,488,100
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	735,524	631,202
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.93% (c), 12/25/2041	500,000	503,579
“1M1” , Series 2023-R04, 144A, 30-day average SOFR + 2.3%, 7.563% (c), 5/25/2043	2,698,946	2,765,028
“1M2” , Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.38% (c), 3/25/2042	250,000	260,444
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	33,992	33,594
CSMC Trust, “B4” , Series 2013-IVR3, 144A, 3.407% (c), 5/25/2043	1,166,301	898,690
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Principal Amount ($)(a)	Value ($)
Ellington Financial Mortgage Trust:
“A3” , Series 2021-2, 144A, 1.291%, 6/25/2066	533,292	445,231
“A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,187,100	1,815,384
“A3” , Series 2020-2, 144A, 1.64%, 10/25/2065	606,886	566,057
Federal Home Loan Mortgage Corp., “AI” , Series 5175, Interest Only, 2.5%, 12/25/2049	4,208,062	514,668
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon , 11/25/2053	7,736,710	6,770,720
“NI” , Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,621,416	401,273
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,401,170	503,871
“DE” , Series 2014-18, 4.0%, 8/25/2042	201,260	199,325
“IM” , Series 2014-72, Interest Only, 4.5%, 3/25/2044	806,311	74,101
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	38,327	6,253
“DU” , Series 2024-9, 5.5%, 3/25/2054	3,193,076	3,179,300
“1A6” , Series 2007-W8, 6.78% (c), 9/25/2037	255,577	268,000
Federal National Mortgage Association Connecticut Avenue Securities, “1B1” , Series 2024-R01, 144A, 30-day average SOFR + 2.7%, 7.98% (c), 1/25/2044	1,000,000	1,017,107
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.08% (c), 11/25/2041	1,200,000	1,212,459
“M1B” , Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.68% (c), 2/25/2042	1,000,000	1,023,019
“M2” , Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.845% (c), 3/25/2049	277,967	284,221
“M2” , Series 2019-DNA1, 144A, 30-day average SOFR + 2.764%, 8.045% (c), 1/25/2049	43,872	44,859
“M1B” , Series 2023-DNA2, 144A, 30-day average SOFR + 3.25%, 8.513% (c), 4/25/2043	2,000,000	2,100,030
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	612,617	526,847
Government National Mortgage Association:
“AI” , Series 2021-1, Interest Only, 2.0%, 1/20/2051	8,107,775	972,416
“KI” , Series 2020-160, Interest Only, 2.5%, 10/20/2050	4,074,055	425,500
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,479,142	670,074
“JI” , Series 2021-121, Interest Only, 2.5%, 7/20/2051	7,683,026	768,151
“IT” , Series 2013-82, Interest Only, 3.5%, 5/20/2043	7,459,072	958,344
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	105,361	23,888
Government National Mortgage Association REMICS, “HJ” , Series 2024-8, 5.0%, 1/20/2054	5,364,144	5,276,596
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	80,874	76,524
The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,053,605	917,500
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	604,778	511,710
“A1” , Series 2022-NQM4, 144A, 4.767%, 6/25/2067	2,023,135	2,009,174
JP Morgan Mortgage Trust, “A11” , Series 2024-6, 144A, 30-day average SOFR + 1.25%, 6.53% (c), 12/25/2054	3,853,344	3,853,999
JPMorgan Chase Bank NA:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.83% (c), 3/25/2051	1,228,038	1,202,919
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 7.08% (c), 3/25/2051	621,858	590,718
“M1” , Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.219% (c), 10/25/2057	2,132,751	2,164,763
“M4” , Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 8.03% (c), 3/25/2051	689,792	652,419
JPMorgan Mortgage Trust, “6A1” , Series 2005-A6, 7.75% (c), 8/25/2035	135,853	133,987
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 6.957% (c), 12/25/2034	2,786	2,705
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	135,608	129,771
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	359,548	319,560
RCKT Mortgage Trust, “A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	3,000,000	2,999,891
Residential Accredit Loans, Inc. Trust, “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4” , Series 2004-SL4, 7.0%, 7/25/2032	29,734	29,333
Sequoia Mortgage Trust, “B4” , Series 2013-2, 3.638% (c), 2/25/2043	552,874	536,402
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	285,904	271,705
Towd Point Mortgage Trust:
“M1” , Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,962,987
“M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,383,088
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	306,769	283,474
“A2” , Series 2020-4, 144A, 2.912%, 5/25/2065	358,374	347,604
“B1” , Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	3,591,116
“A1” , Series 2020-2, 144A, 3.226% (c), 5/25/2060	2,789	2,777
“A1” , Series 2019-INV2, 144A, 3.913%, 7/25/2059	34,566	34,235
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

	Principal Amount ($)(a)	Value ($)
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033	170,016	166,413
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.43% (c), 7/25/2059	2,302,975	2,395,633
Total Collateralized Mortgage Obligations (Cost $72,199,241)		69,691,237
Government & Agency Obligations 10.6%
Other Government Related (e) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,520,204
Vnesheconombank:
144A, 5.942%, 11/21/2023* (f)	500,000	0
144A, 6.025%, 7/5/2022* (f)	1,500,000	0
		2,520,204
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,871,883
U.S. Treasury Obligations 10.2%
U.S. Treasury Bills:
4.875% (g), 12/5/2024 (h)	50,000	49,592
4.925% (g), 12/5/2024 (h)	750,000	743,877
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027	11,718,630	11,385,074
U.S. Treasury Notes:
0.25%, 5/31/2025	10,000,000	9,741,894
0.375%, 11/30/2025	1,000,000	960,508
0.375%, 1/31/2026	5,000,000	4,778,320
0.625%, 3/31/2027	5,000,000	4,648,438
0.875%, 9/30/2026	4,000,000	3,789,062
1.125%, 1/15/2025	8,000,000	7,920,938
1.375%, 12/31/2028	8,000,000	7,312,500
1.5%, 8/15/2026	5,000,000	4,805,078
1.625%, 10/31/2026	6,000,000	5,759,062
2.25%, 11/15/2024	10,000,000	9,967,966
2.75%, 2/28/2025	8,000,000	7,945,938
2.875%, 5/31/2025	11,000,000	10,904,180
3.0%, 9/30/2025	4,000,000	3,961,687
3.875%, 3/31/2025	4,000,000	3,990,281
4.625%, 3/15/2026	4,500,000	4,554,141
The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

	Principal Amount ($)(a)	Value ($)
4.625%, 9/30/2028	9,000,000	9,349,453
4.75%, 7/31/2025	5,000,000	5,026,758
		117,594,747
Total Government & Agency Obligations (Cost 123,685,462)		121,986,834

	Shares	Value ($)
Exchange-Traded Funds 0.2%
SPDR Bloomberg Short Term High Yield Bond ETF (b) (Cost $2,621,850)	105,000	2,703,750
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (i) (j) (Cost $9,054,067)	9,054,067	9,054,067
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.93% (i) (Cost $25,301,224)	25,301,224	25,301,224

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,206,539,800)	105.0	1,204,876,736
Other Assets and Liabilities, Net	(5.0)	(57,450,267)
Net Assets	100.0	1,147,426,469
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

A summary of the Fund’s transactions with affiliated investments during the year ended September 30, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (i) (j)
6,253,290	2,800,777 (k)	—	—	—	65,951	—	9,054,067	9,054,067
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.93% (i)
6,725,362	508,082,842	489,506,980	—	—	1,337,425	—	25,301,224	25,301,224
DWS ESG Liquidity Fund “Capital Shares” (i)
12,806	591	13,399	8	(6)	405	—	—	—
12,991,458	510,884,210	489,520,379	8	(6)	1,403,781	—	34,355,291	34,355,291

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $8,806,562, which is 0.8% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	When-issued or delayed delivery securities included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Investment was valued using significant unobservable inputs.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At September 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Short Duration Fund

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2024	36	4,105,532	4,114,125	8,593
2 Year U.S. Treasury Note	USD	12/31/2024	295	61,581,057	61,431,445	(149,612)
5 Year U.S. Treasury Note	USD	12/31/2024	103	11,300,481	11,317,930	17,449
Total net unrealized depreciation						(123,570)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$610,152,240	$—	$610,152,240
Mortgage-Backed Securities Pass-Throughs	—	50,491,494	—	50,491,494
Asset-Backed (a)	—	219,686,002	—	219,686,002
Commercial Mortgage-Backed Securities	—	95,809,888	—	95,809,888
Collateralized Mortgage Obligations	—	69,691,237	—	69,691,237
Government & Agency Obligations (a)	—	121,986,834	0	121,986,834
Exchange-Traded Funds	2,703,750	—	—	2,703,750
Short-Term Investments (a)	34,355,291	—	—	34,355,291
Derivatives (b)
Futures Contracts	26,042	—	—	26,042
Total	$37,085,083	$1,167,817,695	$0	$1,204,902,778

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(149,612)	$—	$—	$(149,612)
Total	$(149,612)	$—	$—	$(149,612)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

Statement of Assets and Liabilities
as of September 30, 2024

Assets
Investments in non-affiliated securities, at value (cost $1,172,184,509) — including $8,806,562 of securities loaned	$1,170,521,445
Investment in DWS Government & Agency Securities Portfolio (cost $9,054,067)*	9,054,067
Investment in affiliated securities, at value (cost $25,301,224)	25,301,224
Cash	2,061,945
Foreign currency, at value (cost $1,854)	1,319
Receivable for investments sold	46,000
Receivable for Fund shares sold	3,012,661
Interest receivable	9,191,828
Affiliated securities lending income receivable	496
Other assets	46,693
Total assets	1,219,237,678
Liabilities
Payable upon return of securities loaned	9,054,067
Payable for investments purchased	2,010,765
Payable for investments purchased — when-issued/delayed delivery securities	7,436,462
Payable for investments purchased — TBA purchase commitments	50,646,814
Payable for Fund shares redeemed	848,044
Payable for variation margin on futures contracts	165,008
Distributions payable	949,990
Accrued management fee	155,617
Accrued Trustees' fees	10,650
Other accrued expenses and payables	533,792
Total liabilities	71,811,209
Net assets, at value	$1,147,426,469
Net Assets Consist of
Distributable earnings (loss)	(172,484,487)
Paid-in capital	1,319,910,956
Net assets, at value	$1,147,426,469
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

Statement of Assets and Liabilities as of September 30, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($165,679,052 ÷ 19,585,661 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.46
Maximum offering price per share (100 ÷ 97.75 of $8.46)	$8.65
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($12,557,885 ÷ 1,484,247 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.46
Class R6
Net Asset Value, offering and redemption price per share ($10,531,283 ÷ 1,243,728 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.47
Class S
Net Asset Value, offering and redemption price per share ($260,137,767 ÷ 30,681,786 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.48
Institutional Class
Net Asset Value, offering and redemption price per share ($698,520,482 ÷ 82,548,914 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.46
The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

Statement of Operations
for the year ended September 30, 2024

Investment Income
Income:
Interest	$51,144,048
Dividends	65,941
Income distributions from affiliated securities	1,337,830
Affiliated securities lending income	65,951
Total income	52,613,770
Expenses:
Management fee	3,856,356
Administration fee	1,024,840
Services to shareholders	1,290,907
Distribution and service fees	530,245
Custodian fee	13,502
Professional fees	72,297
Reports to shareholders	95,340
Registration fees	116,756
Trustees' fees and expenses	44,172
Other	65,898
Total expenses before expense reductions	7,110,313
Expense reductions	(2,073,789)
Total expenses after expense reductions	5,036,524
Net investment income	47,577,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	8
Sale of non-affiliated investments	(3,222,187)
Futures	(260,885)
Forward foreign currency contracts	(369,045)
Foreign currency	3,414
(3,848,695)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(6)
Non-affiliated investments	47,941,374
Futures	282,036
Foreign currency	1,967
48,225,371
Net gain (loss)	44,376,676
Net increase (decrease) in net assets resulting from operations	$91,953,922
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

Statements of Changes in Net Assets
	Years Ended September 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$47,577,246	$35,460,543
Net realized gain (loss)	(3,848,695)	(11,994,702)
Change in net unrealized appreciation (depreciation)	48,225,371	21,675,328
Net increase (decrease) in net assets resulting from operations	91,953,922	45,141,169
Distributions to shareholders:
Class A	(7,400,833)	(6,816,358)
Class C	(422,968)	(289,641)
Class R6	(369,617)	(99,467)
Class S	(12,266,464)	(10,129,552)
Institutional Class	(29,371,715)	(21,512,476)
Total distributions	(49,831,597)	(38,847,494)
Fund share transactions:
Proceeds from shares sold	582,069,500	528,471,519
Reinvestment of distributions	44,583,735	33,281,045
Payments for shares redeemed	(508,415,873)	(642,276,731)
Net increase (decrease) in net assets from Fund share transactions	118,237,362	(80,524,167)
Increase (decrease) in net assets	160,359,687	(74,230,492)
Net assets at beginning of period	987,066,782	1,061,297,274
Net assets at end of period	$1,147,426,469	$987,066,782

The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

Financial Highlights
DWS Short Duration Fund — Class A
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.13	$8.08	$8.81	$8.78	$8.69
Income (loss) from investment operations:
Net investment income[a]	.35	.27	.14	.15	.19
Net realized and unrealized gain (loss)	.35	.07	(.69 )	.05	.11
Total from investment operations	.70	.34	(.55 )	.20	.30
Less distributions from:
Net investment income	(.37 )	(.29 )	(.18 )	(.17 )	(.21 )
Net asset value, end of period	$8.46	$8.13	$8.08	$8.81	$8.78
Total Return (%)[b,c]	8.64	4.41	(6.32)	2.32	3.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166	171	215	275	262
Ratio of expenses before expense reductions (%)	.87	.87	.85	.85	.85
Ratio of expenses after expense reductions (%)	.73	.74	.75	.78	.77
Ratio of net investment income (%)	4.24	3.25	1.68	1.64	2.20
Portfolio turnover rate (%)	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

DWS Short Duration Fund — Class C
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.14	$8.08	$8.81	$8.77	$8.68
Income (loss) from investment operations:
Net investment income[a]	.29	.21	.08	.08	.12
Net realized and unrealized gain (loss)	.34	.08	(.70 )	.06	.11
Total from investment operations	.63	.29	(.62 )	.14	.23
Less distributions from:
Net investment income	(.31 )	(.23 )	(.11 )	(.10 )	(.14 )
Net asset value, end of period	$8.46	$8.14	$8.08	$8.81	$8.77
Total Return (%)[b,c]	7.83	3.59	(7.06)	1.63	2.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	11	11	20	33
Ratio of expenses before expense reductions (%)	1.62	1.63	1.61	1.59	1.60
Ratio of expenses after expense reductions (%)	1.48	1.50	1.50	1.53	1.52
Ratio of net investment income (%)	3.50	2.52	.90	.92	1.44
Portfolio turnover rate (%)	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

DWS Short Duration Fund — Class R6
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.14	$8.09	$8.82	$8.79	$8.70
Income (loss) from investment operations:
Net investment income[a]	.39	.30	.17	.17	.21
Net realized and unrealized gain (loss)	.34	.08	(.70 )	.06	.11
Total from investment operations	.73	.38	(.53 )	.23	.32
Less distributions from:
Net investment income	(.40 )	(.33 )	(.20 )	(.20 )	(.23 )
Net asset value, end of period	$8.47	$8.14	$8.09	$8.82	$8.79
Total Return (%)	9.14 [b]	4.70 [b]	(6.02)[b]	2.61 [b]	3.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	3	2	2	2
Ratio of expenses before expense reductions (%)	.51	.52	.51	.51	.52
Ratio of expenses after expense reductions (%)	.38	.38	.46	.51	.52
Ratio of net investment income (%)	4.67	3.64	1.99	1.91	2.45
Portfolio turnover rate (%)	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	35

DWS Short Duration Fund — Class S
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.16	$8.10	$8.84	$8.80	$8.71
Income (loss) from investment operations:
Net investment income[a]	.37	.29	.17	.17	.21
Net realized and unrealized gain (loss)	.34	.08	(.71 )	.07	.11
Total from investment operations	.71	.37	(.54 )	.24	.32
Less distributions from:
Net investment income	(.39 )	(.31 )	(.20 )	(.20 )	(.23 )
Net asset value, end of period	$8.48	$8.16	$8.10	$8.84	$8.80
Total Return (%)[b]	8.91	4.66	(6.16)	2.70	3.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	260	255	311	377	376
Ratio of expenses before expense reductions (%)	.67	.69	.68	.66	.66
Ratio of expenses after expense reductions (%)	.50	.50	.50	.53	.52
Ratio of net investment income (%)	4.47	3.49	1.94	1.89	2.44
Portfolio turnover rate (%)	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

36	|	DWS Short Duration Fund

DWS Short Duration Fund — Institutional Class
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.14	$8.09	$8.82	$8.78	$8.70
Income (loss) from investment operations:
Net investment income[a]	.38	.30	.17	.17	.21
Net realized and unrealized gain (loss)	.34	.08	(.69 )	.07	.10
Total from investment operations	.72	.38	(.52 )	.24	.31
Less distributions from:
Net investment income	(.40 )	(.33 )	(.21 )	(.20 )	(.23 )
Net asset value, end of period	$8.46	$8.14	$8.09	$8.82	$8.78
Total Return (%)[b]	9.03	4.70	(6.02)	2.70	3.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	699	547	522	634	435
Ratio of expenses before expense reductions (%)	.60	.61	.60	.60	.61
Ratio of expenses after expense reductions (%)	.38	.38	.46	.53	.52
Ratio of net investment income (%)	4.61	3.64	1.98	1.88	2.45
Portfolio turnover rate (%)	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	37

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

38	|	DWS Short Duration Fund

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair

DWS Short Duration Fund	|	39

value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities

40	|	DWS Short Duration Fund

issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended September 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of September 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of September 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of September 30, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$6,298,067	$—	$—	$—	$6,298,067
Exchange-Traded Funds	2,756,000	—	—	—	2,756,000
Total Borrowings	$9,054,067	$—	$—	$—	$9,054,067
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$9,054,067
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to

DWS Short Duration Fund	|	41

occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2024, the Fund had net tax basis capital loss carryforwards of $166,965,678, including short-term losses ($59,867,175) and long-term losses ($107,098,503), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax

42	|	DWS Short Duration Fund

regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives, interest income on defaulted securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At September 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$738,685
Capital loss carryforwards	$(166,965,678)
Net unrealized appreciation (depreciation) on investments	$(5,101,722)
At September 30, 2024, the aggregate cost of investments for federal income tax purposes was $1,209,978,458. The net unrealized depreciation for all investments based on tax cost was $5,101,722. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $22,567,995 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $27,669,717.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended September 30,
	2024	2023
Distributions from ordinary income*	$49,831,597	$38,847,494

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting

DWS Short Duration Fund	|	43

purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended September 30, 2024, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of September 30, 2024, is included in a table following the Fund’s Investment Portfolio. For the year ended September 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $42,887,000 to $76,864,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended September 30, 2024, the Fund entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.

44	|	DWS Short Duration Fund

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
There were no open forward currency contracts as of September 30, 2024. For the year ended September 30, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,471,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $7,688,000.
The following tables summarize the value of the Fund’s derivative instruments held as of September 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$26,042
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(149,612)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Short Duration Fund	|	45

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended September 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(260,885)	$(260,885)
Foreign Exchange Contracts (a)	(369,045)	—	(369,045)
	$(369,045)	$(260,885)	$(629,930)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$282,036
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended September 30, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$991,500,420	$900,152,005
U.S. Treasury Obligations	$89,446,187	$82,796,176
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

46	|	DWS Short Duration Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the year ended September 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.
For the period from October 1, 2023 through September 30, 2025 (through September 30, 2024 for Class A and Class C and through January 31, 2025 for Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.75%
Class C	1.50%
Class R6	.38%
Class S	.50%
Institutional Class	.38%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	.73%
Class C	1.48%
In addition, the Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without

DWS Short Duration Fund	|	47

notice. Under these arrangements, the Advisor waived certain expenses of Class A and Class C shares.
For the year ended September 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$227,357
Class C	15,687
Class R6	9,927
Class S	450,708
Institutional Class	1,370,110
$2,073,789
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2024, the Administration Fee was $1,024,840, of which $90,509 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended September 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2024
Class A	$25,868	$4,276
Class C	1,062	165
Class R6	227	40
Class S	163,107	26,766
Institutional Class	625	98
	$190,889	$31,345
In addition, for the year ended September 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided

48	|	DWS Short Duration Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$156,210
Class C	11,654
Class S	268,948
Institutional Class	594,509
$1,031,321
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended September 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2024
Class C	$85,764	$7,471
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended September 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2024	Annual Rate
Class A	$416,028	$67,679.25%
Class C	28,453	5,466.25%
	$444,481	$73,145
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2024 aggregated $6,953.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended September 30, 2024, the CDSC

DWS Short Duration Fund	|	49

for Class C shares aggregated $2,617. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the year ended September 30, 2024, DDI received $9,006 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended September 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,275, of which $668 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and, prior to August 14, 2024, DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund. DWS ESG Liquidity Fund liquidated on August 14, 2024.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For the year ended September 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,898.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may

50	|	DWS Short Duration Fund

borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,118,666	$34,167,881	2,704,623	$22,063,572
Class C	515,133	4,275,565	619,569	5,060,283
Class R6	1,062,555	8,856,120	130,227	1,063,531
Class S	8,451,758	70,064,811	6,027,462	49,367,167
Institutional Class	56,118,214	464,705,123	55,156,798	450,916,966
		$582,069,500		$528,471,519
Shares issued to shareholders in reinvestment of distributions
Class A	828,340	$6,871,251	769,259	$6,275,573
Class C	46,759	388,168	33,002	269,190
Class R6	41,221	343,444	11,949	97,556
Class S	1,378,400	11,464,317	1,158,665	9,474,261
Institutional Class	3,072,341	25,516,555	2,102,767	17,164,465
		$44,583,735		$33,281,045
Shares redeemed
Class A	(6,428,984)	$(53,222,984)	(9,011,955)	$(73,491,851)
Class C	(397,273)	(3,280,478)	(684,794)	(5,585,177)
Class R6	(217,191)	(1,801,723)	(74,694)	(609,867)
Class S	(10,378,039)	(86,204,149)	(14,397,165)	(117,757,484)
Institutional Class	(43,910,810)	(363,906,539)	(54,466,329)	(444,832,352)
		$(508,415,873)		$(642,276,731)
Net increase (decrease)
Class A	(1,481,978)	$(12,183,852)	(5,538,073)	$(45,152,706)
Class C	164,619	1,383,255	(32,223)	(255,704)
Class R6	886,585	7,397,841	67,482	551,220
Class S	(547,881)	(4,675,021)	(7,211,038)	(58,916,056)
Institutional Class	15,279,745	126,315,139	2,793,236	23,249,079
		$118,237,362		$(80,524,167)

DWS Short Duration Fund	|	51

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Income Trust and Shareholders of DWS Short Duration Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Short Duration Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Income Trust (the “Trust” )), including the investment portfolio, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Income Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

52	|	DWS Short Duration Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
November 22, 2024

DWS Short Duration Fund	|	53

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

54	|	DWS Short Duration Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Short Duration Fund	|	55

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

56	|	DWS Short Duration Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS Short Duration Fund	|	57

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSDF-BFE2024

58	|	DWS Short Duration Fund

DSDF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/29/2024